8. Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
EQUITY

Preferred Stock

During the six months ended June 30, 2016, the Company paid an aggregate of 8,831 shares of Preferred D Stock, valued at $88,318, representing preferred stock dividends. The Preferred D shares are convertible on their terms at $2.15 per share of Common Stock into 41,074 shares. An aggregate of 8,424 shares of Preferred D Stock dividends were in respect of related parties (See Note 11).

Common Stock and Stock Grants

During January to June 2016, the Company granted 59,083 shares of Common Stock (valued at $36,000) to non-employee Directors. Under the terms of the Directors Deferred Compensation Plan, the receipt of these shares is deferred until the January 15th following the termination of their services as a director.

During January to June 2016, the Company issued 32,254 shares of Common Stock (valued at $20,000) to members of the NovaVision, Inc. Scientific Advisory Board in respect of their services.

During January to June 2016, in accordance with the terms the Consulting Agreement, the Company issued 33,333 shares of Common Stock (valued at $60,000) to Fountainhead.

In April 2016, the Company entered into a Consulting Agreement with Techmed Inc. and issued 9,921 share of Common Stock (valued at $6,250) under the agreement.

In May 2016, the Company entered into a Consulting Agreement with Valeo Consulting and issued 50,000 share of Common Stock (valued at $27,500) under the agreement.

Warrants and Options

The details of the outstanding warrants and options are as follows:

STOCK WARRANTS:		Weighted average
	Number of shares	exercise price per share
Outstanding at December 31, 2014	5,911,715	$2.57
Granted	100,000	$2.56
Exercised	-	-
Cancelled or expired	(4,667)	-
Outstanding at December 31, 2015	6,007,048	$2.57
Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding at June 30, 2016	6,007,048	$2.57

STOCK OPTIONS:		Weighted average
	Number of Shares	exercise price per share
Outstanding at December 31, 2014	5,557	$20.25
Granted	20,000	$2.00
Exercised	-	-
Cancelled or expired	-	-
Outstanding at December 31, 2015	25,557	$20.25
Granted	680,000	$0.79
Exercised	-	-
Cancelled or expired	-	-
Outstanding at June 30, 2016	705,557	$0.97

As of June 30, 2016, the weighted-average remaining contractual life of outstanding warrants and options is 0.76 and 3.89 years, respectively.

Equity Transactions

During January to December 2015, the Company issued: 12,180 shares of Common Stock (valued at $20,000) to Steven Girgenti, 15,145 shares of Common Stock (valued at $20,000) to Oscar Bronsther and 15,145 shares of Common Stock (valued at $20,000) to Lowell Rush in consideration for services provided to the Board of Directors; and 5,023 shares of Common Stock (valued at $7,500) to Alvaro Pasual-Leone, 8,270 shares of Common Stock (valued at $12,500) to Josef Zihl and 6,153 shares of Common Stock (valued at $7,500) to each of Jason Barton and Jose Romano in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

During January to December 2015, in accordance with the terms the Consulting Agreement, the Company issued 49,819 shares of Common Stock (valued at $90,000) to Fountainhead.

During 2015, in accordance with the terms of investor relations advisory agreements, the Company issued 27,779 shares of Common Stock (valued at $50,000) to Acorn Partners, LLC and 6,994 shares of Common Stock (valued at $10,000) to Liolios Group Inc.

During 2015 Series D Preferred Stock, convertible into shares of Common Stock at $2.15, was issued in respect of Preferred Dividends as follows: 11,691 shares of Series D Preferred Stock (valued at $116,915), convertible into 54,377 shares of Common Stock to Fountainhead; 4,313 shares of Series D Preferred Stock (valued at $43,130), convertible into 20,060 shares of Common Stock to Peter Zachariou; and 773 shares of Series D Preferred Stock (valued at $7,731), convertible into 3,595 shares of Common Stock to Craig Kirsch.

Outstanding Warrants and Options

The details of the outstanding rights, options and warrants and value of such rights, options and warrants are as follows:

STOCK WARRANTS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2013	1,404,599	$3.39
Granted	5,226,120	$2.61
Exercised	—	—
Cancelled or expired	-719,004	$4.46
Outstanding at December 31, 2014	5,911,715	$2.57
Granted	100,000	$2.56
Exercised	—	—
Cancelled or expired	-4,667	—
Outstanding at December 31, 2015	6,007,048	$2.57

STOCK OPTIONS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2013	5,557	$20.25
Granted	20,000	$2.00
Exercised	—	—
Cancelled or expired	—	—
Outstanding at December 31, 2014	25,557	$20.25
Granted	—	—
Exercised	—	—
Cancelled or expired	—	—
Outstanding at December 31, 2015	25,557	$5.97

As of December 31, 2015, the weighted-average remaining contractual life of outstanding warrants and options is 1.25 and 2.18 years, respectively.